UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

(a)

Wahed FTSE USA Shariah ETF

(HLAL)

SEMI-ANNUAL REPORT

November 30, 2021
(Unaudited)

Wahed FTSE USA Shariah ETF

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedule of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Supplemental Information	18

Wahed FTSE USA Shariah ETF

Shareholder Expense Example

November 30, 2021 (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (June 1, 2021 to November 30, 2021).

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Annualized Expense Ratios	Expenses Paid During the Period(1)
Wahed FTSE USA Shariah ETF
Actual	$1,000.00	$ 1,129.20	0.50%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$ 1,022.56	0.50%	$2.54

(1)	Expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the six-month period).

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8%
Administrative and Support Services — 0.4%
Baker Hughes Co.	8,623	$201,261
FleetCor Technologies, Inc. (a)	939	194,495
Robert Half International, Inc.	1,270	141,186
Rollins, Inc.	2,644	87,992
		624,934
Air Transportation — 0.1%
Delta Air Lines, Inc. (a)	1,866	67,549
United Airlines Holdings, Inc. (a)	934	39,471
		107,020
Ambulatory Health Care Services — 0.4%
Laboratory Corp of America Holdings (a)	1,112	317,287
Quest Diagnostics, Inc.	1,413	210,085
Teladoc Health, Inc. (a)	1,753	177,491
		704,863
Apparel Manufacturing — 0.6%
Cintas Corp.	1,017	429,367
Lululemon Athletica, Inc. (a)	1,329	603,911
		1,033,278
Beverage and Tobacco Product Manufacturing — 0.5%
Coca-Cola Europacific Partners PLC (b)	2,346	115,822
Keurig Dr Pepper, Inc.	8,172	277,766
Monster Beverage Corp. (a)	4,334	363,103
		756,691
Broadcasting (except Internet) — 0.2%
Liberty Broadband Corp. - Class A (a)	276	41,836
Liberty Broadband Corp. - Class C (a)	1,686	261,077
		302,913
Building Material and Garden Equipment and Supplies Dealers — 0.1%
Snap-on, Inc.	610	125,605

Chemical Manufacturing — 18.5%
Abbott Laboratories	20,340	2,558,162
Air Products & Chemicals, Inc.	2,574	739,871
Albemarle Corp.	1,354	360,827
Biogen, Inc. (a)	1,725	406,652
BioMarin Pharmaceutical, Inc. (a)	2,130	183,798
Bio-Techne Corp.	439	207,221
Bristol-Myers Squibb Co.	26,164	1,403,175
Catalent, Inc. (a)	1,889	243,039
CF Industries Holdings, Inc.	2,494	151,111
Church & Dwight Co, Inc.	2,861	255,716
Dow, Inc.	8,752	480,747
DuPont de Nemours, Inc.	6,119	452,561
Ecolab, Inc.	2,926	648,021
Eli Lilly & Co.	9,925	2,461,797
FMC Corp.	1,501	150,385
Horizon Therapeutics PLC (a)(b)	2,542	263,758
International Flavors & Fragrances, Inc.	2,900	412,293
Johnson & Johnson	30,804	4,803,268
Linde PLC (b)	6,042	1,922,202
LyondellBasell Industries NV - Class A (b)	3,061	266,705
Merck & Co, Inc.	29,565	2,214,714
Organon & Co.	2,962	86,579
Pfizer, Inc.	65,397	3,513,781
PPG Industries, Inc.	2,768	426,743
Regeneron Pharmaceuticals, Inc. (a)	1,168	743,467
The Estee Lauder Cos., Inc.	2,671	886,959
The Procter & Gamble Co.	28,526	4,124,289
West Pharmaceutical Services, Inc.	855	378,474
Westlake Chemical Corp.	381	35,403
		30,781,718
Clothing and Clothing Accessories Stores — 0.7%
Bath & Body Works, Inc.	2,843	213,595
The TJX Cos., Inc.	14,123	980,136
		1,193,731
Computer and Electronic Product Manufacturing — 32.5% (c)
Agilent Technologies, Inc.	3,546	535,091
Analog Devices, Inc.	6,273	1,130,708
Apple, Inc.	183,583	30,346,270
Bio-Rad Laboratories, Inc. - Class A (a)	239	180,015
Cisco Systems, Inc.	49,504	2,714,799
Danaher Corp.	7,416	2,385,282
Dell Technologies, Inc. (a)	3,162	178,558
Fortive Corp.	3,813	281,666
Hologic, Inc. (a)	2,933	219,183
HP, Inc.	14,057	495,931
IDEXX Laboratories, Inc. (a)	987	600,165
Intel Corp.	47,353	2,329,768
International Business Machines Corp.	10,460	1,224,866
Juniper Networks, Inc.	3,788	117,921
Marvell Technology, Inc.	9,443	672,058
Medtronic PLC (b)	15,728	1,678,178
Micron Technology, Inc.	13,124	1,102,416
NXP Semiconductors NV (b)	3,100	692,416
PerkinElmer, Inc.	1,307	238,083
QUALCOMM, Inc.	13,207	2,384,656
Sensata Technologies Holding PLC (a)(b)	1,815	101,096
Thermo Fisher Scientific, Inc.	4,596	2,908,487

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2021 (Unaudited) (Continued)

	Shares	Value
Computer and Electronic Product Manufacturing (continued)
Trane Technologies PLC (b)	2,789	$520,567
Trimble, Inc. (a)	2,928	251,427
Waters Corp. (a)	708	232,274
Western Digital Corp. (a)	3,450	199,548
Zebra Technologies Corp. (a)	609	358,567
		54,079,996
Construction of Buildings — 0.5%
DR Horton, Inc.	3,892	380,249
Lennar Corp. - Class A	3,166	332,588
Lennar Corp. - Class B	181	15,526
PulteGroup, Inc.	3,021	151,141
		879,504
Couriers and Messengers — 1.4%
FedEx Corp.	2,860	658,858
United Parcel Service, Inc.	8,474	1,680,988
		2,339,846
Data Processing, Hosting and Related Services — 0.0% (d)
Kyndryl Holdings, Inc. (a)	2,002	31,638

Electrical Equipment, Appliance, and Component Manufacturing — 1.0%
Eaton Corp PLC (b)	4,650	753,579
Generac Holdings, Inc. (a)	710	299,080
Rockwell Automation, Inc.	1,352	454,543
Whirlpool Corp.	710	154,595
		1,661,797
Fabricated Metal Product Manufacturing — 0.8%
Emerson Electric Co.	6,985	613,562
Nucor Corp.	3,434	364,897
Stanley Black & Decker, Inc.	1,879	328,374
		1,306,833
Food Manufacturing — 1.0%
Archer-Daniels-Midland Co.	6,513	405,174
Bunge Ltd. (b)	1,593	137,906
Mondelez International, Inc. - Class A	16,322	962,019
The JM Smucker Co.	1,218	154,040
		1,659,139
Funds, Trusts and Other Financial Vehicles — 0.1%
Garmin Ltd. (b)	1,756	234,496

Furniture and Related Product Manufacturing — 0.1%
Fortune Brands Home & Security, Inc.	1,600	160,848

Gasoline Stations — 1.5%
Chevron Corp.	22,573	2,547,815

General Merchandise Stores — 0.3%
Burlington Stores, Inc. (a)	763	223,658
Dollar Tree, Inc. (a)	2,700	361,341
		584,999
Health and Personal Care Stores — 1.2%
CVS Health Corp.	15,417	1,373,038
Ulta Beauty, Inc. (a)	608	233,442
Walgreens Boots Alliance, Inc.	8,386	375,693
		1,982,173
Hospitals — 0.1%
Universal Health Services, Inc. - Class B	858	101,870

Machinery Manufacturing — 2.6%
Applied Materials, Inc.	10,721	1,578,024
Carrier Global Corp.	10,166	550,184
Cummins, Inc.	1,672	350,702
Dover Corp.	1,672	273,957
IDEX Corp.	880	197,639
Ingersoll Rand, Inc.	4,741	276,590
KLA Corp.	1,793	731,777
Pentair PLC (b)	1,919	141,411
Xylem Inc/NY	2,080	251,909
		4,352,193
Merchant Wholesalers Durable Goods — 1.4%
Copart, Inc. (a)	2,444	354,771
Fastenal Co.	6,708	396,912
Flex Ltd. (a)(b)	5,698	97,436
Genuine Parts Co.	1,648	210,515
Henry Schein, Inc. (a)	1,644	116,823
LKQ Corp.	3,171	177,259
Pool Corp.	442	244,921
TE Connectivity Ltd. (b)	3,849	592,476
WW Grainger, Inc.	538	258,999
		2,450,112
Merchant Wholesalers Nondurable Goods — 0.6%
AmerisourceBergen Corp.	1,726	199,785
Cardinal Health, Inc.	3,384	156,442
McKesson Corp.	1,809	392,119

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2021 (Unaudited) (Continued)

	Shares	Value
Merchant Wholesalers Nondurable Goods (continued)
Tractor Supply Co.	1,339	$301,717
		1,050,063
Mining (except Oil and Gas) — 1.1%
Freeport-McMoRan, Inc.	17,122	634,884
Martin Marietta Materials, Inc.	719	290,124
Newmont Goldcorp Corp.	9,373	514,765
Southern Copper Corp.	982	57,447
Vulcan Materials Co.	1,539	294,934
		1,792,154
Miscellaneous Manufacturing — 3.1%
Align Technology, Inc. (a)	910	556,492
Baxter International, Inc.	5,880	438,472
Becton Dickinson and Co.	3,332	790,150
Boston Scientific Corp. (a)	16,607	632,228
DENTSPLY SIRONA, Inc.	2,532	123,410
Edwards Lifesciences Corp. (a)	7,225	775,315
STERIS PLC (b)	1,000	218,530
Stryker Corp.	4,080	965,450
Teleflex, Inc.	540	160,607
The Cooper Cos., Inc.	558	210,070
Zimmer Biomet Holdings, Inc.	2,441	291,944
		5,162,668
Motor Vehicle and Parts Dealers — 0.7%
Advance Auto Parts, Inc.	753	166,202
AutoZone, Inc. (a)	242	439,731
O’Reilly Automotive, Inc. (a)	782	499,041
		1,104,974
Nonmetallic Mineral Product Manufacturing — 1.0%
3M Co.	6,763	1,149,981
Corning, Inc.	8,891	329,767
Mohawk Industries, Inc. (a)	658	110,458
		1,590,206
Nonstore Retailers — 0.3%
eBay, Inc.	7,596	512,426

Oil and Gas Extraction — 1.1%
Coterra Energy, Inc.	4,588	92,127
Devon Energy Corp.	7,879	331,391
EOG Resources, Inc.	6,827	593,949
Phillips 66	5,115	353,804
Pioneer Natural Resources Co.	2,515	448,475
		1,819,746
Paper Manufacturing — 0.4%
Avery Dennison Corp.	952	195,227
International Paper Co.	4,576	208,299
Packaging Corp of America	1,084	141,560
Sylvamo Corp. (a)	410	12,415
Westrock Co.	3,085	133,858
		691,359
Petroleum and Coal Products Manufacturing — 2.0%
Exxon Mobil Corp.	49,615	2,968,961
Valero Energy Corp.	4,771	319,371
		3,288,332
Primary Metal Manufacturing — 0.1%
Steel Dynamics, Inc.	2,252	134,670

Professional, Scientific and Technical Services — 2.3%
Amdocs Ltd. (b)	1,506	105,149
CDW Corp.	1,591	301,272
Cerner Corp.	3,454	243,334
Charles River Laboratories International, Inc. (a)	573	209,643
Cognizant Technology Solutions Corp. - Class A	6,166	480,825
Exact Sciences Corp. (a)	1,991	169,972
F5, Inc. (a)	699	159,078
Gartner, Inc. (a)	937	292,578
Jack Henry & Associates, Inc.	858	130,098
Omnicom Group, Inc.	2,486	167,333
Palo Alto Networks, Inc. (a)	1,101	602,181
Paychex, Inc.	3,765	448,788
The Interpublic Group of Cos., Inc.	4,582	152,077
VMware, Inc. - Class A	2,324	271,304
		3,733,632
Publishing Industries (Except Internet) — 7.6%
Adobe, Inc. (a)	5,585	3,741,112
Akamai Technologies, Inc. (a)	1,871	210,862
ANSYS, Inc. (a)	1,014	396,961
Autodesk, Inc. (a)	2,564	651,743
Cadence Design Systems, Inc. (a)	3,204	568,582
Ceridian HCM Holding, Inc. (a)	1,504	164,538
DocuSign, Inc. (a)	2,220	546,919
Hewlett Packard Enterprise Co.	15,203	218,163
Intuit, Inc.	2,981	1,944,506
News Corp. - Class A	4,559	98,566

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2021 (Unaudited) (Continued)

	Shares	Value
Publishing Industries (Except Internet) (continued)
News Corp. - Class B	1,405	$30,278
Paycom Software, Inc. (a)	582	254,613
PTC, Inc. (a)	1,223	134,016
salesforce.com, Inc. (a)	10,815	3,081,842
Synopsys, Inc. (a)	1,760	600,160
		12,642,861
Rail Transportation — 0.5%
Norfolk Southern Corp.	2,874	762,386

Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.1%
Clarivate PLC (a)(b)	5,080	118,567

Specialty Trade Contractors — 0.4%
Johnson Controls International PLC (b)	8,370	625,741

Support Activities for Agriculture and Forestry — 0.2%
Corteva, Inc.	8,635	388,575

Support Activities for Mining — 0.8%
ConocoPhillips	15,805	1,108,404
Diamondback Energy, Inc.	2,112	225,414
		1,333,818
Support Activities for Transportation — 0.3%
Expeditors International of Washington, Inc.	1,965	238,983
JB Hunt Transport Services, Inc.	981	187,528
XPO Logistics, Inc. (a)	1,116	80,843
		507,354
Telecommunications — 0.3%
ResMed, Inc.	1,676	427,129

Transit and Ground Passenger Transportation — 0.4%
Uber Technologies, Inc. (a)	18,892	717,896

Transportation Equipment Manufacturing — 7.3%
Aptiv Plc (a)(b)	3,150	505,102
Autoliv, Inc.	1,018	98,125
BorgWarner, Inc.	2,797	121,054
Gentex Corp.	2,792	96,128
Lear Corp.	697	116,950
PACCAR, Inc.	3,978	331,845
Tesla, Inc. (a)	9,314	10,662,295
Westinghouse Air Brake Technologies Corp.	2,119	188,104
		12,119,603
Truck Transportation — 0.2%
Old Dominion Freight Line, Inc.	1,190	422,652

Utilities — 1.0%
Atmos Energy Corp.	1,506	136,022
Avangrid, Inc.	664	33,612
Exelon Corp.	11,422	602,282
Pinnacle West Capital Corp.	1,315	85,541
Public Service Enterprise Group, Inc.	5,897	368,503
Sempra Energy	3,742	448,554
		1,674,514
TOTAL COMMON STOCKS (Cost $129,780,338)		162,625,338

REITS — 1.8%
Real Estate — 1.6%
Alexandria Real Estate Equities, Inc.	1,801	360,326
Equinix, Inc.	1,039	843,876
Prologis, Inc.	8,630	1,300,973
Regency Centers Corp.	1,971	136,669
		2,641,844
Wood Product Manufacturing — 0.2%
Weyerhaeuser Co.	8,768	329,764
TOTAL REITS (Cost $2,485,291)		2,971,608

TOTAL INVESTMENTS (Cost $132,265,629) — 99.6%		165,596,946
Other assets and liabilities, net — 0.4%		624,451
NET ASSETS — 100.0%		$166,221,397

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Foreign Issued Security.

(c)	To the extent the Fund Invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(d)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2021 (Unaudited) (Continued)

Sector Diversification as of 11/30/2021

Manufacturing	71.6%
Information	8.1
Retail Trade	5.1
Mining, Quarrying & Oil & Gas Extraction	3.0
Transportation & Warehousing	2.9
Professional, Scientific & Technical Services	2.2
Wholesale Trade	1.9
Real Estate & Rental & Leasing	1.6
Utilities	1.0
Construction	0.9
Health Care & Social Assistance	0.5
Administrative Support & Waste Management	0.4
Agriculture, Forestry, Fishing & Hunting	0.2
Finance & Insurance	0.2
Total Investments	99.6%
Other Assets & Liabilities, net	0.4%
Net Assets	100.0%

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Statement of Assets and Liabilities

November 30, 2021 (Unaudited)

Assets
Investments, at value (cost $132,265,629)	$165,596,946
Cash	329,434
Fund shares sold	3,115,980
Dividends receivable	292,646
Total assets	169,335,006

Liabilities
Investment securities purchased	3,046,797
Payable to Adviser	66,812
Total liabilities	3,113,609
Net Assets	$166,221,397

Net Assets Consists of
Paid-in capital	$132,321,901
Total distributable earnings	33,899,496
Net Assets	$166,221,397

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,050,000
Net Asset Value, redemption price and offering price per share	$41.04

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Statement of Operations

For the Six Months Ended November 30, 2021 (Unaudited)

Investment Income
Dividend income (net of withholding tax of $713)	$1,025,892
Total investment income	1,025,892

Expenses
Investment advisory fees	341,754
Total expenses	341,754
Net investment income	684,138

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on Investments	2,262,260
Net change in unrealized appreciation/depreciation on investments	13,257,308
Net realized and unrealized gain on investments	15,519,568
Net increase in net assets from operations	$16,203,706

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Statements of Changes in Net Assets

	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
From Operations
Net investment income	$684,138	$703,406
Net realized gain on investments	2,262,260	110,550
Net change in net unrealized appreciation/depreciation on investments	13,257,308	18,629,926
Net increase in net assets resulting from operations	16,203,706	19,443,882

From Distributions
Distributable earnings	(554,200)	(600,225)
Total distributions	(554,200)	(600,225)

From Capital Share Transactions
Proceeds from shares sold	48,894,243	65,288,880
Cost of shares redeemed	(7,827,843)	(7,132,997)
Net increase in net assets resulting from capital share transactions	41,066,400	58,155,883

Total Increase in Net Assets	56,715,906	76,999,540

Net Assets
Beginning of period	109,505,491	32,505,951
End of period	$166,221,397	$109,505,491

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,000,000	1,250,000
Shares sold	1,250,000	1,975,000
Shares redeemed	(200,000)	(225,000)
Shares outstanding, end of period	4,050,000	3,000,000

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Period Ended May 31, 2020(1)
Net Asset Value, Beginning of Period	$36.50	$26.00	$25.00

Income from investment operations:
Net investment income(2)	0.20	0.36	0.40
Net realized and unrealized gain on investments	4.50	10.44	0.90
Total from investment operations	4.70	10.80	1.30

Less distributions paid:
From net investment income	(0.16)	(0.30)	(0.28)
From net realized gains	—	—	(0.02)
Total distributions paid	(0.16)	(0.30)	(0.30)

Net Asset Value, End of Period	$41.04	$36.50	$26.00

Total return, at NAV(3)(4)	12.92%	41.70%	5.30%
Total return, at Market(3)(4)	13.17%	41.81%	5.39%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$166,221	$109,505	$32,506

Ratio of expenses to average net assets(5)	0.50%	0.50%	0.50%

Ratio of net investment income to average net assets(5)	1.00%	1.08%	1.81%

Portfolio turnover rate(4)(6)	8%	19%	15%

(1)	The Fund commenced operations on July 15, 2019.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2021 (Unaudited)

1. ORGANIZATION

Wahed FTSE USA Shariah ETF (the “Fund”) is a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a passively-managed exchange-traded fund (“ETF”). The Fund’s objective is to track the total return performance, before fees and expenses, of the FTSE USA Shariah Index (the “Index”). The Index is composed of common stocks of large and mid-capitalization U.S. companies the characteristics of which meet the requirements of the Shariah and are consistent with Islamic principles as interpreted by subject-matter experts. The Fund commenced operations on July 15, 2019.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by Wahed Invest LLC (“Wahed” or the “Adviser”), the Fund’s Investment Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2021 (Unaudited) (Continued)

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at November 30, 2021 are as follows:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$162,625,338	$—	$—	$162,625,338
REITs*	2,971,608	—	—	2,971,608
Total Investments - Assets	$165,596,946	$—	$—	$165,596,946

*	See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends has been provided for in accordance with Fund’s understanding of the applicable tax rules and regulations.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2021 (Unaudited) (Continued)

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, quarterly, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2021, the Fund’s most recent fiscal year end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2021, the Fund’s most recent fiscal year end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2021. At May 31, 2021, the Fund’s most recent fiscal year end, the tax periods from commencement of operations remained open to examination in the Fund’s major tax jurisdiction.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

The Fund maintains balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2021 (Unaudited) (Continued)

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Wahed, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50%, of the Fund’s average daily net assets. Wahed has agreed to pay all expenses of the Fund except the fee paid to Wahed under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Quasar Distributors, LLC (“Quasar” or the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC, (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit consists of 25,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction imposed by cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage taxes) involved with buying the securities with cash. The Fund may determine to not charge

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2021 (Unaudited) (Continued)

a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

5. FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Six months ended November 30, 2021	$554,200	$—
Fiscal year ended May 31, 2021	600,225	—

(1)	Ordinary income includes short-term capital gains.

At May 31, 2021, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$89,868,675
Gross Unrealized Appreciation	$21,487,439
Gross Unrealized Depreciation	(2,535,375)
Net Unrealized Appreciation (Depreciation)	18,952,064
Undistributed Ordinary Income	205,819
Other Accumulated Gain (Loss)	(907,893)
Total Distributable Earnings / (Accumulated Losses)	$18,249,990

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At May 31, 2021, the Fund’s most recent fiscal year end, the Fund had short-term capital losses of $628,664 and long-term capital losses of $279,229, which will be carried forward indefinitely to offset future realized capital gains.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2021 (Unaudited) (Continued)

6. INVESTMENT TRANSACTIONS

During the fiscal period ended November 30, 2021, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

Realized Gains	Realized Losses
$1,938,673	$40,458

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal period ended November 30, 2021 were as follows:

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$11,614,965	$10,970,463	$47,741,931	$6,994,121

7. PRINCIPAL RISKS

As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8. SUBSEQUENT EVENTS

On December 30, 2021, the Fund paid a distribution to shareholders of record on December 29, 2021 as follows:

Ordinary Income Rate	Ordinary Income Distribution Paid
$0.099	$412,608

On January 6, 2022, Wahed Dow Jones Islamic World ETF (“UMMA”), commenced operations. UMMA is a non-diversified series of Listed Funds Trust and the Investment Adviser is Wahed Invest LLC. UMMA is an actively-managed ETF that seeks to achieve long term capital appreciation by investing in global companies the characteristics of which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by subject-matter experts. The Adviser seeks to invest UMMA’s assets in securities similar to the components of, and to achieve returns similar to those of, the Dow Jones Islamic Market International Titans 100 Index.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Wahed FTSE USA Shariah ETF

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the prospectus for the Fund may be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-855-976-4747, or by visiting the Fund’s website at https://funds.wahedinvest.com/.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-855-976-4747. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov, or by visiting the Fund’s website at https://funds.wahedinvest.com/.

PROXY VOTING INFORMATION

The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-976-4747 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at https://funds.wahedinvest.com/.

TAX INFORMATION

The Fund designated 100.00% of its ordinary income distribution for the year ended May 31, 2021 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended May 31, 2021, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

For the year ended May 31, 2021, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was 0.00%.

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Investment Adviser:

Wahed Invest LLC
12 East 49th Street, 11th Floor
New York, NY 10017

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Fund.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	2/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	2/3/2022

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	2/3/2022

*	Print the name and title of each signing officer under his or her signature.